Convertible Debt	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Convertible Debt

4. Convertible Debt

Convertible Promissory Notes

2019 Notes

During November 2019, the Company entered into a convertible promissory note (the “2019 Note”) agreement with a related party investor. The total amount of the 2019 Note is $1.5 million. The 2019 Note is unsecured and bears interest at a rate of four percent annually from the date of issuance until the outstanding principal is paid or converted. The 2019 Note matures on January 1, 2025. The 2019 Note shall automatically convert into the next offering of preferred stock upon closing of such next equity financing. The number of shares of preferred stock to be issued upon conversion shall be equal to the number obtained by dividing the outstanding principal and unpaid accrued interest owed on the date of conversion, by the conversion price. The conversion price is 100 percent of the lowest price per share paid for the next equity preferred stock by other investors in the next equity financing. In the event that prior to the conversion or repayment of amounts owed, the Company completes a financing transaction in which the Company sells equity securities but such transaction does not qualify as next equity financing (i.e., an “alternative financing”), then the principal and unpaid accrued interest may (upon written election of the purchaser holding the 2019 Note) convert into the securities issued by the Company in the alternative financing. The number of alternative financing equity securities to be issued upon such conversion shall be equal to the number obtained by dividing the outstanding principal and unpaid accrued interest owed by an amount equal to 100 percent multiplied by the lowest price per share at which the alternative financing equity securities are sold and issued for cash in the alternative financing.

2022 Notes

During 2022, the Company entered into convertible promissory notes with related party investors totaling $4.7 million and unrelated party investors totaling $0.4 million (each investor, a “Purchaser”) (the “2022 Notes”, and together with the 2019 Notes and 2022 Notes, the “Convertible Promissory Notes”). The 2022 Notes issued are unsecured and bear an interest rate of six percent annually from the date of issuance until the outstanding principal is paid or converted. On November 11, 2022, the 2022 Notes were amended and restated in order to (i) provide for the sale and issuance to Purchasers of additional convertible promissory notes and warrants to purchase shares of the Company’s capital stock, (ii) provide for the sale and issuance of warrants to purchase shares of the Company’s common stock at an exercise price of $1.00 per share to Purchasers who purchased 2022 Notes between January 1, 2022 and November 11, 2022; and (iii) extend the maturity date of all outstanding 2022 Notes from December 31, 2022 to March 31, 2023.

The principal and unpaid accrued interest on each of the 2022 Notes will convert: (i) automatically, upon the Company’s issuance of equity securities (the “Next Equity Financing”) in a single transaction, or series of related transactions, with aggregate gross proceeds to the Company of at least $5,000,000, into shares of the Company’s capital stock issued to investors in the Next Equity Financing, at a conversion price equal to the lesser of (A) a 20% discount to the lowest price per share of shares sold in the Next Equity Financing, or (B) $2.50 per share; (ii) at the noteholder’s option, in the event of a defined Corporate Transaction (as defined in the next paragraph) while the 2022 Notes remain outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share; and (iii) at the noteholder’s option, on or after the maturity date while the 2022 Notes remains outstanding, into shares of the Company’s Series A-2 Preferred Stock at a conversion price equal to $2.50 per share.

If a Corporate Transaction occurs before the repayment or conversion of the 2022 Notes, the Company will pay at the closing of the Corporate Transaction to each noteholder that elects not to convert its 2022 Notes in connection with such Corporate Transaction an amount equal to the outstanding principal amount of such noteholder’s Note plus a 20% premium. “Corporate Transaction” means (a) a sale by the Company of all or substantially all of its assets, (b) a merger of the Company with or into another entity (if after such merger the holders of a majority of the Company’s voting securities immediately prior to the transaction do not hold a majority of the voting securities of the successor entity) or (c) the transfer of more than 50% of the Company’s voting securities to a person or group.

In connection with the issuance of the 2022 Notes, the Company also issued 2,056,000 and 1,550,000 warrants (the “Convertible Notes Warrants”) in 2022 and 2023, respectively, with an exercise price of $1.00 per share. The expiration date of the Convertible Notes Warrant is the earliest to occur the expiration of the five-year period following the date of issuance, the closing of a firm commitment underwritten public offering of the Company’s Common Stock; or the closing of an Corporation Transaction. The Convertible Notes Warrants when exercised entitles the holder to one share of the Company’s Common Stock. The Convertible Notes Warrants include anti-dilutive measure to address stock dividends, stock splits, and additional shares of Common Stock due to reorganization of the Company. In the case of reclassification or reorganization, each holder shall be entitled to receive, in lieu of stock or other securities and property receivable, the stock or other securities or property to which such holder would have been entitled if the holder had exercised the Convertible Notes Warrants immediately prior. The Convertible Notes Warrants will terminate at the earliest of (1) the expiration of five-year period following the date of issuance, (2) the closing of a firm commitment underwritten public offering of the Company’s Common Stock; (3) the closing of a sale of the Company. The holders of the Convertible Notes Warrants are not permitted to sell, pledge, distribute, offer for sale, transfer, or otherwise dispose of the Convertible Notes Warrants in the absence of (i) an effective registration statement under the Securities Act, or (ii) an opinion of counsel, satisfactory to the Company and to be provided at the sole cost of the holder, that such registration and qualification are not required. Furthermore, neither the Convertible Notes Warrants nor any rights may be assigned, conveyed, or transferred, in whole or in part, without the Company’s prior written consent. See additional information on the accounting for the warrants in Note 8.

The Convertible Promissory Notes were issued for general working capital purposes. The Company elected the FVO of accounting for its Convertible Promissory Notes. Under the FVO election, the financial instrument is initially measured at its issue-date estimated fair value and subsequently remeasured at estimated fair value on a recurring basis at each reporting period date. The estimated fair value adjustment is presented as a single line item within other (income) expenses, net in the accompanying consolidated statements of operations under the caption change in fair value of convertible debt.

As of September 30, 2023 the fair value of the 2019 Notes and 2022 Notes was $48.0 million which was only included in short-term liabilities on the consolidated balance sheets.

As of December 31, 2022 the fair value of the 2019 Notes and 2022 Notes was $26.2 million which was included in both short-term and long-term liabilities on the consolidated balance sheets.